SHARE BASED COMPENSATION - Share Incentive Plans (Details)			1 Months Ended							12 Months Ended
	Dec. 30, 2016 shares	Jan. 07, 2008 shares	Jan. 31, 2017 $ / shares shares	Apr. 30, 2015 $ / shares shares	Feb. 28, 2015 CNY (¥) $ / shares	Feb. 28, 2015 CNY (¥) item shares	Oct. 31, 2014 CNY (¥)	Oct. 30, 2013 $ / shares shares	Apr. 30, 2005 shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 CNY (¥) shares	Mar. 31, 2016 $ / shares	Mar. 31, 2016 CNY (¥) shares	Mar. 31, 2015 $ / shares	Mar. 31, 2015 CNY (¥) shares	Oct. 31, 2007 shares
Officer(s) | Common share
SHARE BASED COMPENSATION
Number of officers | item						2
Fair value of shares on the grant date | ¥															¥ 2,831,396
Cost of treasury shares repurchased | ¥					¥ 2,983,072	¥ 2,983,072
Amount recognized as a reduction of additional paid-in capital | ¥						¥ 151,676
Officer One | Common share
SHARE BASED COMPENSATION
Number of shares granted (in shares)						100,000
Officer Two | Common share
SHARE BASED COMPENSATION
Number of shares granted (in shares)						114,314
Options
SHARE BASED COMPENSATION
Additional exercise period				6 months
Additional compensation expense due to modifications | ¥													¥ 1,635,726
Number of shares
Outstanding at the beginning of the period (in shares)				3,885,667							1,904,067		3,885,667		4,214,667
Granted (in shares)											900,000				1,469,460
Exercised (in shares)															(300,000)
Forfeited (in shares)											(100,000)				(1,102,095)
Expired (in shares)											(253,000)		(1,981,600)		(396,365)
Outstanding at the end of the period (in shares)											2,451,067		1,904,067		3,885,667
Vested and expected to vest at the end of the period (in shares)										2,451,067
Exercisable at the end of the period (in shares)										916,337
Weighted average exercise
Outstanding at the beginning of the period (in dollars per share) | $ / shares				$ 2.66						$ 2.61		$ 2.66		$ 2.72
Granted (in dollars per share) | $ / shares										1.71				2.24
Exercised (in dollars per share) | $ / shares														2.12
Forfeited (in dollars per share) | $ / shares										1.71				2.50
Expired (in dollars per share) | $ / shares										3.60		2.72		2.58
Outstanding at the end of the period (in dollars per share) | $ / shares										2.21		$ 2.61		$ 2.66
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares										2.21
Exercisable at the end of the period (in dollars per share) | $ / shares										$ 2.63
Weighted remaining contractual Years
Vested and expected to vest at the end of the period											7 years 11 months 16 days
Exercisable at the end of the period											6 years 5 months 12 days
Aggregate intrinsic value
Vested and expected to vest at the end of the period (in dollars) | $										$ 156,000
Additional disclosures
Total intrinsic value of options exercised (in dollars) | ¥											¥ 0		¥ 0
Options | Officer(s)
SHARE BASED COMPENSATION
Vesting rate on the first anniversary (as a percent)						25.00%		25.00%
Vesting rate for remaining awards (as a percent)						75.00%		75.00%
Vesting period for remaining 75% shares						3 years		3 years
Percentage forfeited							75.00%
Expense reversed, related to the unvested share options recognized previously | ¥							¥ 4,014,513
Number of shares
Granted (in shares)						1,469,460		1,469,460
Weighted average exercise
Granted (in dollars per share) | $ / shares					¥ 2.24			$ 2.50
Options | Employees and officers
SHARE BASED COMPENSATION
Vesting rate on the first anniversary (as a percent)			25.00%
Vesting rate for remaining awards (as a percent)			75.00%
Vesting period for remaining 75% shares			36 months
Number of shares
Granted (in shares)			900,000
Weighted average exercise
Granted (in dollars per share) | $ / shares			$ 1.705
Non-vested shares
SHARE BASED COMPENSATION
Non-vested shares granted											2,700,000
Non-vested shares | Employees and officers
SHARE BASED COMPENSATION
Non-vested shares granted			2,700,000
Vesting rate at the end of each year from the grant date over 4 years (as a percent)			25.00%
Vesting period			4 years
2005 Share incentive plan
SHARE BASED COMPENSATION
Shares authorized									2,894,000							3,310,300
2005 Share incentive plan | Options
SHARE BASED COMPENSATION
Expiration term									10 years
Vesting rate on the first anniversary (as a percent)											25.00%
Vesting rate for remaining awards (as a percent)											75.00%
Vesting period for remaining 75% shares											36 months
2008 Share incentive plan
SHARE BASED COMPENSATION
Shares authorized	5,726,763	336,307								6,063,070
Annual increase in shares reserved (as a percent)		1.00%
Annual increase in shares reserved (in shares)		336,307
Expiration term	10 years	10 years
2008 Share incentive plan | Options
SHARE BASED COMPENSATION
Expiration term		10 years
Vesting rate on the first anniversary (as a percent)											25.00%
Vesting rate for remaining awards (as a percent)											75.00%
Vesting period for remaining 75% shares											36 months
2008 Share incentive plan | Non-vested shares
SHARE BASED COMPENSATION
Vesting rate at the end of each year from the grant date over 4 years (as a percent)											25.00%
Vesting period		4 years